PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks 99.0%
Aerospace & Defense 1.4%
Boeing Co. (The)*	2,100	$486,423
General Dynamics Corp.	2,300	568,031
L3Harris Technologies, Inc.	4,400	839,564
RTX Corp.	26,601	2,167,449
		4,061,467
Air Freight & Logistics 0.7%
FedEx Corp.	7,700	1,992,991
United Parcel Service, Inc. (Class B Stock)	200	30,322
		2,023,313
Automobile Components 0.5%
Aptiv PLC*	1,600	132,544
BorgWarner, Inc.	39,000	1,313,910
Lear Corp.	300	40,125
		1,486,579
Automobiles 2.2%
Ford Motor Co.	198,310	2,034,661
General Motors Co.	67,496	2,132,873
Harley-Davidson, Inc.	41,200	1,235,588
Thor Industries, Inc.(a)	10,600	1,050,142
		6,453,264
Banks 8.2%
Bank of America Corp.	156,911	4,784,216
Citigroup, Inc.	62,604	2,886,044
JPMorgan Chase & Co.	40,364	6,300,013
M&T Bank Corp.	6,846	877,452
PNC Financial Services Group, Inc. (The)	12,397	1,660,702
Truist Financial Corp.	68,568	2,203,776
U.S. Bancorp	43,709	1,666,187
Wells Fargo & Co.	78,232	3,488,365
		23,866,755
Beverages 0.8%
Coca-Cola Co. (The)	3,400	198,696

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	18,100	$571,417
Molson Coors Beverage Co. (Class B Stock)	26,582	1,635,856
		2,405,969
Biotechnology 0.4%
Biogen, Inc.*	2,100	491,568
Gilead Sciences, Inc.	7,000	536,200
Regeneron Pharmaceuticals, Inc.*	200	164,762
		1,192,530
Broadline Retail 0.7%
eBay, Inc.	10,600	434,706
Kohl’s Corp.	23,700	555,765
Macy’s, Inc.	66,300	1,051,518
		2,041,989
Building Products 0.3%
Johnson Controls International PLC	14,100	744,480
Owens Corning	1,900	257,602
		1,002,082
Capital Markets 4.3%
Affiliated Managers Group, Inc.	1,300	176,215
Bank of New York Mellon Corp. (The)	45,210	2,184,547
BlackRock, Inc.	900	676,107
CME Group, Inc.	700	152,852
Franklin Resources, Inc.	20,200	500,960
Goldman Sachs Group, Inc. (The)	8,490	2,899,675
Intercontinental Exchange, Inc.	600	68,304
Invesco Ltd.	91,260	1,302,280
Janus Henderson Group PLC	6,000	157,140
Morgan Stanley	28,462	2,258,175
S&P Global, Inc.	600	249,498
State Street Corp.	27,118	1,974,733
Virtu Financial, Inc. (Class A Stock)	3,800	68,324
		12,668,810

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Chemicals 4.2%
Albemarle Corp.(a)	7,800	$945,906
CF Industries Holdings, Inc.	7,100	533,565
Corteva, Inc.	25,100	1,134,520
Dow, Inc.	26,900	1,392,075
DuPont de Nemours, Inc.	20,136	1,440,529
International Flavors & Fragrances, Inc.	16,300	1,228,694
Linde PLC	2,900	1,199,933
LyondellBasell Industries NV (Class A Stock)	20,174	1,918,547
Mosaic Co. (The)	46,176	1,657,257
Olin Corp.	4,100	193,274
Westlake Corp.	5,800	744,662
		12,388,962
Commercial Services & Supplies 0.0%
Driven Brands Holdings, Inc.*	7,800	102,570
Communications Equipment 0.9%
Cisco Systems, Inc.	42,400	2,051,312
Viasat, Inc.*(a)	28,900	591,005
		2,642,317
Construction & Engineering 0.2%
MDU Resources Group, Inc.	35,400	677,556
Consumer Finance 2.0%
Ally Financial, Inc.	55,434	1,619,782
Capital One Financial Corp.	20,241	2,260,110
Discover Financial Services	7,900	734,700
Synchrony Financial	42,000	1,359,120
		5,973,712
Consumer Staples Distribution & Retail 1.9%
Dollar Tree, Inc.*	800	98,872
Kroger Co. (The)	41,300	1,828,351
Walgreens Boots Alliance, Inc.(a)	82,865	1,652,328
Walmart, Inc.	12,452	1,938,652
		5,518,203

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.5%
Berry Global Group, Inc.	4,500	$297,540
Graphic Packaging Holding Co.	5,700	129,219
International Paper Co.	24,200	893,948
Sonoco Products Co.	1,100	60,676
		1,381,383
Diversified REITs 0.1%
WP Carey, Inc.	2,600	161,824
Diversified Telecommunication Services 3.1%
AT&T, Inc.	205,203	3,400,214
Frontier Communications Parent, Inc.*	67,800	1,484,142
Verizon Communications, Inc.	105,616	4,048,261
		8,932,617
Electric Utilities 3.5%
American Electric Power Co., Inc.	9,900	787,545
Avangrid, Inc.	16,800	518,616
Duke Energy Corp.	16,769	1,547,443
Edison International	11,500	770,385
Entergy Corp.	1,600	162,256
Evergy, Inc.	5,400	275,616
Eversource Energy	20,700	1,229,787
Exelon Corp.	25,041	964,329
NextEra Energy, Inc.	30,900	1,807,959
PPL Corp.	2,400	62,688
Southern Co. (The)	18,900	1,341,522
Xcel Energy, Inc.	11,200	681,408
		10,149,554
Electrical Equipment 0.5%
Eaton Corp. PLC	1,000	227,690
Emerson Electric Co.	6,400	568,960
Regal Rexnord Corp.	2,000	239,600
Sensata Technologies Holding PLC	14,200	461,642
		1,497,892

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 1.5%
Arrow Electronics, Inc.*	10,700	$1,268,592
Avnet, Inc.	15,000	701,400
Coherent Corp.*	10,700	393,653
Corning, Inc.	18,300	521,367
TD SYNNEX Corp.	15,500	1,528,920
		4,413,932
Energy Equipment & Services 0.2%
Baker Hughes Co.	19,300	651,375
Schlumberger NV	500	26,020
		677,395
Entertainment 1.0%
Walt Disney Co. (The)*	30,300	2,808,507
Financial Services 5.0%
Berkshire Hathaway, Inc. (Class B Stock)*	26,998	9,719,280
Corebridge Financial, Inc.	3,300	69,399
Fidelity National Information Services, Inc.	29,600	1,735,744
Global Payments, Inc.	14,100	1,641,804
MGIC Investment Corp.	84,800	1,491,632
NCR Atleos Corp.*	3,150	69,962
		14,727,821
Food Products 1.9%
Archer-Daniels-Midland Co.	16,300	1,201,799
Bunge Global SA	5,000	549,350
Darling Ingredients, Inc.*	6,400	280,768
Kraft Heinz Co. (The)	56,922	1,998,531
Mondelez International, Inc. (Class A Stock)	12,200	866,932
Tyson Foods, Inc. (Class A Stock)	16,900	791,596
		5,688,976
Gas Utilities 0.6%
National Fuel Gas Co.	5,700	289,503
UGI Corp.	69,000	1,517,310
		1,806,813

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 1.0%
Knight-Swift Transportation Holdings, Inc.	13,700	$736,786
Norfolk Southern Corp.	300	65,448
Ryder System, Inc.	7,900	846,406
Schneider National, Inc. (Class B Stock)	23,700	545,811
U-Haul Holding Co.*	6,100	345,321
U-Haul Holding Co.	7,900	427,785
Union Pacific Corp.	100	22,527
		2,990,084
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	10,100	1,053,329
Becton, Dickinson & Co.	3,300	779,394
Envista Holdings Corp.*	21,200	481,028
ICU Medical, Inc.*	1,200	105,312
Medtronic PLC	22,306	1,768,197
QuidelOrtho Corp.*(a)	13,000	893,490
		5,080,750
Health Care Providers & Services 3.5%
Centene Corp.*	29,400	2,166,192
Cigna Group (The)	7,549	1,984,481
CVS Health Corp.	40,587	2,757,887
Elevance Health, Inc.	3,800	1,822,062
Premier, Inc. (Class A Stock)	73,200	1,507,188
Universal Health Services, Inc. (Class B Stock)	800	109,984
		10,347,794
Health Care REITs 0.6%
Healthcare Realty Trust, Inc.	59,500	908,565
Medical Properties Trust, Inc.	174,500	846,325
Welltower, Inc.	600	53,460
		1,808,350
Hotel & Resort REITs 0.6%
Park Hotels & Resorts, Inc.	110,900	1,644,647
Hotels, Restaurants & Leisure 0.7%
Marriott Vacations Worldwide Corp.	18,800	1,370,520

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	927	$261,266
Penn Entertainment, Inc.*	11,400	279,984
		1,911,770
Household Durables 3.2%
D.R. Horton, Inc.	16,800	2,144,856
Lennar Corp. (Class A Stock)	15,981	2,044,290
Mohawk Industries, Inc.*	18,100	1,598,411
Newell Brands, Inc.	111,800	853,034
PulteGroup, Inc.	13,000	1,149,460
Toll Brothers, Inc.	16,700	1,434,363
		9,224,414
Household Products 1.0%
Procter & Gamble Co. (The)	18,972	2,912,581
Industrial Conglomerates 0.7%
3M Co.	8,300	822,281
General Electric Co.	6,700	816,060
Honeywell International, Inc.	2,800	548,576
		2,186,917
Industrial REITs 0.5%
Prologis, Inc.	13,700	1,574,541
Insurance 4.0%
Aflac, Inc.	3,400	281,214
American International Group, Inc.	35,085	2,308,944
Arch Capital Group Ltd.*	3,600	301,284
Axis Capital Holdings Ltd.	18,100	1,019,754
Brighthouse Financial, Inc.*	12,400	645,172
Chubb Ltd.	8,508	1,951,990
First American Financial Corp.	7,100	423,160
Hartford Financial Services Group, Inc. (The)	9,700	758,152
Loews Corp.	20,300	1,426,887
MetLife, Inc.	3,200	203,616

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	5,814	$1,050,125
Unum Group	28,600	1,229,800
		11,600,098
IT Services 0.5%
Cognizant Technology Solutions Corp. (Class A Stock)	12,000	844,560
International Business Machines Corp.	3,500	554,960
		1,399,520
Leisure Products 0.1%
Brunswick Corp.	2,300	181,401
Life Sciences Tools & Services 0.8%
Danaher Corp.	8,800	1,965,128
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	52,200	266,220
		2,231,348
Machinery 1.7%
AGCO Corp.	2,600	295,178
Cummins, Inc.	4,700	1,053,552
Fortive Corp.	6,700	462,166
Gates Industrial Corp. PLC*	130,600	1,601,156
PACCAR, Inc.	16,300	1,496,666
		4,908,718
Media 2.1%
Comcast Corp. (Class A Stock)	96,882	4,058,387
DISH Network Corp. (Class A Stock)*(a)	94,300	345,138
Fox Corp. (Class A Stock)	16,300	481,502
Fox Corp. (Class B Stock)	19,500	539,370
Liberty Media Corp.-Liberty SiriusXM*	13,000	350,870
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	11,800	317,892
Nexstar Media Group, Inc.	900	127,737
		6,220,896
Metals & Mining 2.4%
Cleveland-Cliffs, Inc.*	69,300	1,189,188
Freeport-McMoRan, Inc.	3,500	130,620

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Newmont Corp.	21,700	$872,123
Nucor Corp.	13,537	2,300,884
Reliance Steel & Aluminum Co.	1,000	275,260
SSR Mining, Inc. (Canada)	90,200	1,064,360
Steel Dynamics, Inc.	9,400	1,119,822
United States Steel Corp.	3,300	118,470
		7,070,727
Mortgage Real Estate Investment Trusts (REITs) 1.9%
AGNC Investment Corp.	145,020	1,279,076
Annaly Capital Management, Inc.	82,700	1,494,389
Rithm Capital Corp.	154,250	1,601,115
Starwood Property Trust, Inc.(a)	65,500	1,301,485
		5,676,065
Multi-Utilities 1.7%
Consolidated Edison, Inc.	12,100	1,090,331
Dominion Energy, Inc.	40,300	1,827,202
Public Service Enterprise Group, Inc.	10,300	643,029
Sempra	13,200	961,884
WEC Energy Group, Inc.	6,700	560,254
		5,082,700
Office REITs 0.2%
Highwoods Properties, Inc.	11,500	217,925
Kilroy Realty Corp.	7,600	250,648
Vornado Realty Trust	6,800	160,072
		628,645
Oil, Gas & Consumable Fuels 9.8%
Chesapeake Energy Corp.	10,700	859,317
Chevron Corp.	30,838	4,428,337
ConocoPhillips	20,015	2,313,134
Coterra Energy, Inc.	25,400	666,750
Devon Energy Corp.	25,000	1,124,250
Diamondback Energy, Inc.	7,200	1,111,752
EOG Resources, Inc.	13,400	1,649,138
EQT Corp.	18,600	743,256
Exxon Mobil Corp.	67,071	6,890,874

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
HF Sinclair Corp.	15,300	$802,944
Kinder Morgan, Inc.	74,700	1,312,479
Marathon Oil Corp.	3,500	89,005
Marathon Petroleum Corp.	11,140	1,661,977
Occidental Petroleum Corp.	21,500	1,271,725
ONEOK, Inc.	3,600	247,860
Ovintiv, Inc.	700	31,038
Phillips 66	13,100	1,688,459
Southwestern Energy Co.*	75,700	498,863
Valero Energy Corp.	10,900	1,366,424
		28,757,582
Passenger Airlines 1.5%
Alaska Air Group, Inc.*	44,700	1,690,107
Delta Air Lines, Inc.	49,500	1,828,035
United Airlines Holdings, Inc.*	21,400	843,160
		4,361,302
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co.	40,300	1,990,014
Johnson & Johnson	27,020	4,178,913
Merck & Co., Inc.	17,000	1,742,160
Perrigo Co. PLC	12,000	365,520
Pfizer, Inc.	97,886	2,982,587
Viatris, Inc.	173,600	1,593,648
		12,852,842
Professional Services 0.6%
Clarivate PLC*	97,400	755,824
Concentrix Corp.	9,400	883,506
ManpowerGroup, Inc.	1,000	74,210
		1,713,540
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.*	1,000	155,520
Residential REITs 0.1%
AvalonBay Communities, Inc.	1,100	190,234

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 0.8%
Kimco Realty Corp.	10,800	$208,656
Realty Income Corp.	37,300	2,012,708
		2,221,364
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	9,200	1,687,096
Intel Corp.	65,964	2,948,591
		4,635,687
Software 0.1%
NCR Voyix Corp.*	13,800	216,384
Oracle Corp.	200	23,242
		239,626
Specialized REITs 1.1%
Digital Realty Trust, Inc.	4,200	582,876
EPR Properties	13,300	593,446
Extra Space Storage, Inc.	1,900	247,323
VICI Properties, Inc.	59,000	1,763,510
		3,187,155
Specialty Retail 0.4%
Advance Auto Parts, Inc.	17,800	904,062
AutoNation, Inc.*	1,100	148,797
		1,052,859
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co.	111,863	1,891,603
Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	14,000	1,368,920
Tobacco 0.6%
Altria Group, Inc.	21,600	908,064
Philip Morris International, Inc.	7,943	741,558
		1,649,622

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.8%
Air Lease Corp.	41,126	$1,595,278
United Rentals, Inc.	1,500	714,030
		2,309,308
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.	9,100	1,369,095

Total Common Stocks (cost $243,637,920)		289,391,017
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell 1000 Value ETF(a) (cost $845,782)	5,600	881,944

Total Long-Term Investments (cost $244,483,702)		290,272,961

Short-Term Investments 2.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	879,111	879,111
PGIM Institutional Money Market Fund (cost $5,963,359; includes $5,925,933 of cash collateral for securities on loan)(b)(wb)	5,971,349	5,968,960

Total Short-Term Investments (cost $6,842,470)		6,848,071

TOTAL INVESTMENTS 101.7% (cost $251,326,172)		297,121,032
Liabilities in excess of other assets (1.7)%		(4,903,444)

Net Assets 100.0%		$292,217,588

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,740,130; cash collateral of $5,925,933 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).